Sales of goods (Details) £ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 USD ($)	Dec. 31, 2017 GBP (£)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 GBP (£)	Dec. 31, 2015 USD ($)	Dec. 31, 2015 GBP (£)
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 268,527		$ 224,649		$ 131,356
Revenue from sale of silver	409,775		385,989		313,418
Revenue from sale of goods before deducting royalty expense	3,211,266		2,390,840		1,119,370
Royalty expense	31,217		27,611		(27,188)
Revenue from sale of goods	1,223,942		1,015,670		846,269
Copper concentrate [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	2,702,508	£ 979,243	1,967,052	£ 995,386	794,197	£ 440,071
Copper cathode [Member]
Disclosure of Sales of goods [Line Items]
Revenue from sale of copper	$ 241,725	£ 84,679	$ 247,431	£ 109,128	$ 259,830	£ 104,279